Document and Entity Information Document	Mar. 13, 2020
Document And Entity Information [Abstract]
Entity Central Index Key	0001571123
Title of 12(b) Security	Common Stock, par value $.0001 per share
Pre-commencement Issuer Tender Offer	false
Pre-commencement Tender Offer	false
Soliciting Material	false
Written Communications	false
Entity Incorporation, Date of Incorporation	DE
Document Type	8-K/A
Document Period End Date	Mar. 13, 2020
Entity Registrant Name	Science Applications International Corporation
Entity File Number	001-35832
Entity Tax Identification Number	46-1932921
Entity Address, Address Description	12010 Sunset Hills Road
Entity Address, City or Town	Reston
Entity Address, State or Province	VA
Entity Address, Postal Zip Code	20190
City Area Code	703
Local Phone Number	676-4300
Trading Symbol	SAIC
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Amendment Flag	true
Amendment Description	This Current Report on Form 8-K/A is filed as an amendment (Amendment No. 1) to the Current Report on Form 8-K filed on March 16, 2020 by Science Applications International Corporation (“the Company”) (the “Initial 8-K”) in order to provide financial information required by Item 9.01. As previously reported in the Initial 8-K, on March 13, 2020, the Company completed the acquisition of Unisys Federal, an operating unit of Unisys Corporation (“Unisys”), pursuant to an Asset Purchase Agreement, dated as of February 5, 2019 (the “Asset Purchase Agreement”) by and between the Company and Unisys. The foregoing description of the Asset Purchase Agreement and the transactions contemplated therein is not complete and is subject to, and qualified in its entirety by, the full text of the Asset Purchase Agreement, which is attached as Exhibit 2.1 to the Company’s Current Report on Form 8-K filed on February 6, 2020 and incorporated herein by reference. Items and exhibits previously reported in the Initial 8-K that are not included in this Amendment No. Items and exhibits previously reported in the Initial 8-K that are not included in this Amendment No. 1 remain unchanged.